Goldman Sachs Strategic Growth Fund | Summary - Institutional Shares - Goldman Sachs Strategic Growth Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Strategic Growth Fund (the “Fund”)

Supplement dated June 22, 2011 to the

Prospectuses dated April 29, 2011 (the “Prospectuses”)

Effective as of the start of business on July 1, 2011, Goldman Sachs Asset Management (the “Investment Adviser”) has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.71% as an annual percentage rate of the average daily net assets of the Fund.

Accordingly, effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs Strategic Growth Fund—Summary—Fees and Expenses of the Fund” section of the Institutional Shares Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares, Goldman Sachs Strategic Growth Fund
Management Fees		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.11%
Total Annual Fund Operating Expenses		0.86%
Fee Waiver	[1]	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver		0.82%
[1]	Effective July 1, 2011, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.71% of the Fund's average daily net assets. This arrangement will remain in effect through at least April 29, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.